VOYA FUNDS TRUST

(All Funds)

VOYA MUTUAL FUNDS

(All Funds)

VOYA SEPARATE PORTFOLIOS TRUST

(All Funds except for the suite of Voya Retirement Solution Funds)

VOYA SENIOR INCOME FUND

VOYA SERIES FUND, INC.

(Voya Global Target Payment Fund and Voya Money Market Fund)

Supplement dated September 30, 2014

to the current Prospectuses

(each a “Prospectus” and collectively the “Prospectuses)

for the above named Company/Trusts

(each a “Registrant” and collectively the “Registrants”)

and their respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

Effective immediately, the Prospectuses for the Funds are hereby revised as follows:

1.                                      The Registrants’ Class A, Class B, Class C, Class I, and Class W shares Prospectuses

The following paragraph is inserted as the second paragraph of the subsection entitled “How to Exchange Shares — Exchanges between Classes of Shares of the Same Fund:”

Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction.  Shareholders should consult their tax advisors as to the federal, state, local and non-U.S. tax consequences of an exchange between classes of shares of the same Fund.

2.                                      All Share Class Prospectuses of the Registrants

The second paragraph of the subsection entitled “How to Exchange Shares — Additional Information about Exchanges” is hereby deleted and replaced with the following paragraph:

An exchange of shares of a Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE